Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Right-of-use Assets

	Gelderland	Italy	Spain	Talasol	Talmei Yosef	Pumped storage	Total
	€ in thousands

Balance as at January 1, 2022	170	-	2,755	7,587	1,503	11,352	23,367
lease agreements entered into during the period	-	8,861	-	-	-	-	8,861
Depreciation for the year	(124)	(128)	(120)	(404)	(117)	(473)	(1,366)
Other	-	-	(321)	-	36	228	(57)
Effect of changes in exchange rates	-	-	-	-	(91)	(694)	(785)
Balance as at December 31, 2022	46	8,733	2,314	7,183	1,331	10,413	30,020

	Gelderland	Spain	Talasol	Talmei Yosef	Pumped storage	Total
	€ in thousands

Balance as at January 1, 2021	355	2,874	12,517	1,463	-	17,209
Lease agreements entered into during the period	-	-	-	-	10,629	10,629
Depreciation for the year	(185)	(119)	(404)	(110)	(213)	(1,031)
Other	-	-	(4,526)	(18)	48	(4,496)
Effect of changes in exchange rates	-	-	-	168	888	1,056
Balance as at December 31, 2021	170	2,755	7,587	1,503	11,352	23,367

Schedule of Maturity Analysis of Company's Lease Liabilities
Maturity analysis of the Company’s lease liabilities

December 31, 2022
€ in thousands
Less than one year	745
One to five years	3,168
More than five years	18,837

Total	22,750

Current maturities of lease liability	745

Long-term lease liability	22,005

Schedule of Amounts Recognized in Profit or Loss
(a)	Amounts recognized in profit or loss

	2022	2021	2020
	€ in thousands
Depreciation on right-of-use asset	*743	774	320
Interest expenses on lease liability	370	367	494

* The rest of the depreciation is capitalized to fixed asset.